Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	METALINK LTD
Entity Central Index Key	0001098462
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Units Outstanding	2,690,857
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 5,378	$ 5,321
Trade accounts receivable		39
Other receivables	26	9
Prepaid expenses	2	3
Inventories (Note 3)	112	252
Total current assets	5,518	5,624
Property and equipment, net (Note 4)	5	67
Total assets	5,523	5,691
Current liabilities
Trade accounts payable	1	30
Other payables and accrued expenses (Note 9)	310	497
Accrued severance pay, net (Note 5)		290
Total current liabilities	311	817
Shareholders' equity
Ordinary shares of NIS 1 par value (5,000,000 shares authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2012 and December 31, 2011)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(143,804)	(144,142)
Total shareholders' equity (Deficiency) before reduction of treasury stock	15,097	14,759
Treasury stock, at cost: 89,850 as of December 31, 2012 and December 31, 2011	(9,885)	(9,885)
Total shareholders' equity	5,212	4,874
Total liabilities and shareholders' equity	$ 5,523	$ 5,691

BALANCE SHEETS (PARENTHETICALS) (ILS)	Dec. 31, 2012		Dec. 31, 2011
BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	1		1
Ordinary shares, shares authorized	5,000,000		5,000,000
Ordinary shares, shares issued	2,780,707		2,780,707
Ordinary shares, shares outstanding	2,690,857	[1]	2,690,857	[1]
Treasury shares, shares	89,850		89,850

[1]	The number of shares has been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.

STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 10)	$ 1,646		$ 2,050		$ 813
Cost of revenues (Note 10)	595		717		109
Gross profit	1,051		1,333		704
Sales and Marketing	305
General and administrative	427		638		1,163
Other expenses	17
Operating profit (loss)	302		695		(459)
Financial income, net	36		52		438
Net profit (loss) from continuing operation	338		747		(21)
Discontinued operation
Operating loss from discontinued operation					(107)
Capital gain from sale of discontinued operation					6,907
Net profit from Discontinued operation					6,800
Net profit	$ 338		$ 747		$ 6,779
Per share data-
Basic and Diluted earnings (loss) from continuing operations	$ 0.126		$ 0.278		$ (0.008)
Basic and Diluted earnings from discontinued operations					$ 2.527
Basic and Diluted earnings	$ 0.126		$ 0.278		$ 2.519
Shares used in computing loss per ordinary share:
Basic and Diluted	2,690,857	[1]	2,690,587	[1]	2,690,857	[1]

[1]	Shares used for loss per share calculation have been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.

STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Treasury Stock [Member]	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (3,102)		$ (9,885)	$ 759	$ 157,692	$ (151,668)
Balance, shares at Dec. 31, 2009	2,663,723	[1]	89,850
Employee stock-based compensation	43				43
Exercise of warrants (Note 7)	407			31	376
Exercise of warrants (Note 7), shares	116,984
Net income for the year	6,779					6,779
Balance at Dec. 31, 2010	4,127		(9,885)	790	158,111	(144,889)
Balance, shares at Dec. 31, 2010	2,780,707	[1]	89,850
Net income for the year	747					747
Balance at Dec. 31, 2011	4,874		(9,885)	790	158,111	(144,142)
Balance, shares at Dec. 31, 2011	2,690,857	[1]	89,850
Net income for the year	338					338
Balance at Dec. 31, 2012	$ 5,212		$ (9,885)	$ 790	$ 158,111	$ (143,804)
Balance, shares at Dec. 31, 2012	2,690,857	[1]	89,850

[1]	The number of shares has been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 338	$ 747	$ 6,779
Adjustments to reconcile net loss to net cash used in operating activities (Appendix)	(323)	226	(8,542)
Net cash provided by (used in) continuing operating activities	15	973	(1,763)
Cash flows from investing activities:
Cash from sale of WLAN operation			7,700
Sale (purchase) of property and equipment	42	(9)
Net cash provided by (used in) investing activities	42	(9)	7,700
Cash flows from financing activities:
Proceeds from issuance of shares and exercise of options, net			162
Proceeds from issuance of warrants to issue shares			35
Repayment of loan			(4,050)
Net cash used in financing activities			(3,853)
Increase in cash and cash equivalents	57	964	2,084
Cash and cash equivalents at beginning of year	5,321	4,357	2,273
Cash and cash equivalents at end of year	5,378	5,321	4,357
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3	21	48
Capital loss from sale of fixed assets	17
Increase in warrants to issue shares			83
Write off of short term loan			(50)
Increase (decrease) in accrued severance pay, net	(290)	15	(1,523)
Employee stock-based compensation			(52)
Capital gain from selling of operation			(6,907)
Decrease (increase) in assets:
Trade accounts receivable	39	53	6
Other receivables and prepaid expenses	(16)	328	(374)
Inventories	140	(40)	414
Increase (decrease) in liabilities:
Trade accounts payable	(29)	(72)	138
Other payables and accrued expenses	(187)	(79)	(325)
Adjustments to reconcile net loss to net cash used in operating activities	$ (323)	$ 226	$ (8,542)

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

Metalink Ltd. (the "Company") is an Israeli fabless semiconductor Company. Company's broadband silicon solutions enable very high speed streaming video, voice and data transmission and delivery throughout worldwide communication networks. The Company operates in one business segment. The Company generates revenues from the sale of its products mainly in Asia.
Sales of the WLAN operation

On February 15, 2010 the Company has completed the sale of the wireless local area network (WLAN) business to Lantiq, a newly-formed fabless semiconductor company funded by Golden Gate Capital for up to $16,604 in cash as follows:
•	$5,700 was paid concurrently with the closing, of which $3,750 was used to repay the first installment under Metalink's loan agreement with an institutional investor.
•	$2,000 was paid throughout the year 2010;
•	Earn-out payments of up to an aggregate $8,000, contingent upon the acquired business achievement of specified performance targets through March 2012. Those targets were not achieved.

Moving forward the Company is continuing to support only its current DSL activities.

On March 8, 2010 the NASDAQ staff informed the Company that it has regained compliance with the minimum bid price requirement in Listing Rule 5550(a)(2) and the minimum shareholders' equity requirement in Listing Rule 5550(b)(1). On April 21, 2011, our ordinary shares were delisted from The NASDAQ Capital Market and are currently quoted on the "OTCQB" market under the symbol "MTLK".

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

C.	Cash Equivalents

Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.

D.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis. The Company maintains an allowance for doubtful accounts, which management believes adequately covers all anticipated losses in respect of trade receivables. As of December 31, 2012 and December 31, 2011 no amounts for doubtful accounts were required.

E.	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined as follows:
Raw materials, components and finished products - on the moving average basis.
Work-in-process - based on actual manufacturing costs.

F.	Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment 3-7 years
Furniture and fixtures 10-15 years

The Company periodically assesses the recoverability of the carrying amount of property and equipment based on expected undiscounted cash flows. If an asset's carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 (formerly known as SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets").

G.	Revenue Recognition

The Company recognizes revenue upon the shipment of its products to the customer provided that persuasive evidence of an arrangement exists, title has been transferred, the price is fixed, collection of resulting receivables is probable and there are no remaining significant obligations. The Company generally provides a warranty period for up to 12 months at no extra charge. No warranty provision has been recorded for any of the reported periods, since based on the past experience, such amounts have been insignificant.

H.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC 260-10 (formerly SFAS No. 128, "Earnings per Share") using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.
I.	Stock-based compensation

The Company applies ASC 718-10 (formerly SFAS No. 123(R), "Share Based Payment"). The Company's net profit (loss) for the year ended December 31, 2012, 2011 and 2010 includes $0, $0 and $43 of compensation expenses related to the Company's share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2012, 2011 and 2010:

	2 0 1 2	2 0 1 1	2 0 1 0

Risk-free interest rate	0.84%	none	none
Expected life (in years)	2	none	none
Expected volatility	48.37%	none	none
Expected dividend yield	None	none	none
The Company determines the expected life used in fair valuation of newly granted awards, based on its past experience.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company's employee stock options. No adjustments to previous years assumptions have been made.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company's stock on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC 718-10-55-28. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

J.	Equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services

The Company applies ASC 505-50 (formerly EITF 96-18), ("accounting for equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services"). The Company's compensation expenses related to the Company's equity-based compensation awards for the year ended December 2012, 2011 and 2010 were not material.

K.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)
As of December 31, 2012, the Company had cash and cash equivalents that totaled to $5,378 all of which are deposited in a major Israeli financial institution. As of December 31, 2011, the Company had cash and cash equivalents that totaled to $5,321 all of which were deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.

(ii)	Most of the Company's revenues are generated in Asia and Europe from a few major customers (see Note 10). The Company generally does not require security from its customers.

L.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES

Comprised as follows:
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Finished products*	$112	$252
	$112	$252
*The inventory is presented as the lower price between the cost and the fair value (the selling price).

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

Comprised as follows:
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
Vehicles	-	143
	$22	$165
Accumulated depreciation and amortization:
Computers and equipment	$14	$11
Furniture and fixtures	3	3
Vehicles	-	84
	$17	$98
Property and equipment, net	$5	$67

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 5 - ACCRUED SEVERANCE PAY, NET

The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company. Starting January 1, 2012 the company does not employ any employees.

The severance pay expenses for the years ended December 31, 2012, 2011 and 2010 were $0, $15, and $52, respectively.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	Royalties

(i)
The Company is committed to pay royalties to the Government of Israel on proceeds from the sale of products in the research and development of which the Government has participated by way of grants (received under the Chief Scientist program), up to the amount of 100% - 150% of the grants received plus interest at LIBOR rate (in dollar terms). The royalties are payable at a rate range of 3% to 4.5%. The total amount of grants received, net of royalties paid, as of December 31, 2012 was $28,561.

The refund of the grants is contingent upon the successful outcome of the Company's research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis. If the project fails the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.
Royalty expenses to the Government of Israel for the years ended December 31, 2012, 2011 and 2010 were $53, $48 and $12, respectively.

(ii)
The Company is obligated to pay royalties to certain third parties, based on agreements, which allow the Company to incorporate their products into the Company's products. Royalty expenses to these parties for the years ended December 31, 2012, 2011 and 2010 were $0, $0 and $23, respectively.

(iii)	The Company assigned its royalties commitments related to the wireless activities to Lantiq as part of the sale of the wireless local area network (WLAN) business (see note 1).

B.	Legal Claim

In August 2010, a former employee filed a claim against the Company and Lantiq Israel LTD ("Lantiq") in the Tel Aviv District Labor Court (the "Court") demanding a pay of $100. The former employee claims that both defendants has breached his rights and unjustified dismissed him from continuing working in Lantiq. In addition the former employee claimed the Company has broken its contractual obligations and thus causing financial damage. On October 2010, The Company, together with Lantiq, filed a statement of defense, dismissing the prosecutor's claims.
Prosecutor's declaration was submitted in December 2011.
The Company filed its declaration of first testimony on July 2012.
An evidentiary hearing is scheduled for May 22, 2013. Due to the early stage of prior to the evidence procedure, we cannot estimate the chances of succeeding to annul the claim.

In August 30, 2011, the company received a letter from Tmura Fund (from The Office of the Chief Scientist within the Ministry of Industry and Trade) (hereby "the fund") according the company is required to pay The Office of the Chief Scientist a sum of $247 for royalties to The Office of the Chief Scientist on the basis of income derived from the sale of the WLAN business to Lantiq.
In September 15, 2011 the company has replied that it disagrees to the company's obligation of paying any amount on the basis of income derived from the selling agreement.
Until this day, the disagreement has yet resolved. Due to the early stage and the issue of the disagreement, we cannot estimate the chances of succeeding to annul the funds claim.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 7 - SHARE CAPITAL

A.
In December 1999, the Company completed an initial public offering in the United States and issued 4,600,000 ordinary shares (including the underwriters' over-allotment) for net proceeds of $49,838. Following the public offering, the Company's shares are traded on the Over-the-counter market and were listed on the NASDAQ National Market, until March 13, 2009 upon which listing of the Company's securities was transferred to the NASDAQ Capital Market.

In March 2000, the Company completed a second public offering in the United States and issued 1,500,000 ordinary shares for net proceeds of $62,702.

In October 2000 and March 2001, the Board of Directors of the Company approved the purchase of up to 1,000,000 of the Company's ordinary shares for up to $10,000. Through December 31, 2003, the Company had purchased 898,500 of its ordinary shares, in the aggregate amount of $9,885.

In April 2005, the Board of Directors of the Company approved the purchase of shares of the Company for up to $10,000, subject to market conditions and approval by the Board of Directors.
The Company has not purchased any of its ordinary shares following the April 2005 approval.
In August 2007, the Company has entered into Purchase Agreements with institutional investors. Pursuant to the Purchase Agreements, the Company agreed to sell 3,200,000 ordinary shares at $6.00 per share. The purchasers also received five-year warrants to purchase ordinary shares at an exercise price of $8.00 per share (subject to adjustments). The Company evaluated each component in the Purchase agreement to determine whether it should be classified as equity or liability. The company determined that all components (warrants and shares) were determined to be eligible for equity classification. As such the warrants were initially recorded in equity at their fair value at the date of issuance, with no subsequent remeasurement, with the remainder of the proceeds allocated to the shares. The fair value of the warrants amounted to $1,081.

In February 2010, the Company has implemented a one-for-ten reverse stock split of its outstanding ordinary shares. Pursuant to this reverse stock split, each ten (10) shares of common stock of the Company's issued and outstanding shares as of the date following the reverse stock split was converted into one (1) share of the Company's common stock. All shares referred to in these financial statements are presented after giving effect to the reverse stock split

B.	Stock Options

(i)	Under the Company's six Stock Option Plans (the "Plans"), up to 10,142,433 options approved to be granted to employees and directors of the Company.

(ii)	Pursuant to the Plans, as of December 31, 2012, no options of the Company are available for future grants.

(iii)	The options granted generally vest over periods of up to 3 years from the date of the grant. The options granted subsequent to 2005 expire after 4 years.

(iv)
In October 2007, the Board of Directors of the Company allowed the grant of Restricted Stock Units ("RSU") under each of the Company's Plans. RSU is a right to receive a share of the Company, under certain provisions, for a consideration of no more than the underlying share's nominal value (NIS 0.1). In addition, upon the lapse of the vesting period of RSU, such RSU shall automatically vest into the Company's ordinary share and the grantee shall pay to the Company its nominal value as a precondition to any receipt of such share.

(v)
In January 2012 the Company granted its CEO, Tzvika shukhman, options to purchase up to 100,000 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options will vest in 24 equal monthly installments after the effective date; (iii) the vesting of all options is fully accelerated in a change of control or if the company terminates the agreement for no cause; (iv) all other terms and conditions in connection with the above options shall be as set forth in the company's stock option plan. Those options are treated as equity instruments issued to other than employees.

(vi)
During 2012 the Board of Directors decided to grant its director, Hudi Zak, options to purchase up to 12,500 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options are all fully vested upon the grant; and (iii) all other terms and conditions in connection with the above options shall be as set forth in the Company's stock option plan.

A summary of the status of the Company's stock option plans to employees and directors of the Company, including RSU as of December 31, 2012, 2011 and 2010 and changes during the years then ended are as follows:
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	-	-	2,165	0.3	143,814	57.0
Granted during year	112,500	-	-	-	-	-
Forfeited during year	-	-	(2,165)	0.3	(137,527)	59.6
Exercised during year	-	-	-	-	(4,122)	0.3

Outstanding at end of year	112,500	1.5	-	-	2,165	0.3

Options exercisable at end
of year	62,500	1.5	-	-	2,165	0.3

Weighted average fair
value of options & RSU granted
during year	$0.14		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		1.0

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 8 - TAXES ON INCOME

A.	Taxation under Various Laws

(i)	The Company is assessed for tax purposes on an unconsolidated basis. The Company is assessed under the provisions of the Israeli Income Tax Ordinance.

(ii)	"Approved Enterprise"

The Company has been granted "Approved Enterprise" status in two separate programs under the Law for the Encouragement of Capital Investments, 1959, as amended. Under this law, income attributable to each of these enterprises, is fully exempt from tax for two years, commencing with the first year in which such enterprise generates taxable income, and is entitled to a reduced tax rate for a further eight years, respectively. The expiration date of the period of benefits is limited to the earlier of twelve years from commencement of production or fourteen years from the date of the approval. As of December 31, 2012, the period of benefits had not yet commenced.
Income derived from sources other than the "Approved Enterprise" is taxable at the ordinary corporate tax rate of 24% in 2011 (regular "Company Tax"). The regular Company Tax rate in 2012 and thereafter - 25%.
In the event of a distribution of cash dividends to the Company's shareholders of earnings subject to the tax-exemption, the Company will be liable to tax at a rate of 25% of the amounts of dividend distributed.
B.	Reconciliation of Income Taxes

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Net profit (loss) as reported in the
statements of operations	$338	$747	$(21)
Statutory tax rate	25%	24%	25%
Income Tax under statutory tax rate	$84	$179	$(5)

Less valuation allowance	(84)	(179)	5

Actual income tax	$-	$-	$-

C.	Deferred Taxes

Under ASC 740-10 deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry forwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance.

Since the realization of the net operating loss carry forwards and deductible temporary differences is less likely than not, a valuation allowance has been established for the full amount of the tax benefits.

Tax loss carry forwards of the Company are $188 million (NIS717 million) for December 2010, $189 million (NIS721 million) for December 2011 and expected to be $193 million (NIS720 million) for December 2012. This loss is unlimited in duration, denominated in nominal NIS.
D.	Tax Assessments

The Company has not received final tax assessments for income tax purposes since incorporation. However, according to Israeli tax laws assessments considered final until and including the year ended in 2007.

SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 9 - SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

Comprised as follows:
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Payroll and related amounts	$21	$204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 10 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Revenues:
Israel	-	$222	$359
Taiwan	$1,594	$1,828	$454
Other foreign countries	$52	-	-
	$1,646	$2,050	$813

	December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Long-lived assets:
Israel	$5	$67	$79
	$5	$67	$79

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Customer A	97%	89%	45%
Customer B	0%	11%	43%
Customer C	3%	0%	11%
Customer D	0%	0%	(* )
(*) Less than 10%.
C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)

Materials and production expenses	$506	$623	$61
Other manufacturing costs	36	46	36
	542	669	97
Royalties to the Government of Israel	53	48	12
	$595	$717	$109

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 11 - RELATED PARTIES

A.	Payroll and related amounts to related parties in 2012, 2011 and 2010 were $100, $147 and $334, respectively.
B.
On December 8, 2011 the Company has signed a termination agreement with Mr. Tzvika Shukhman, the Company's CEO, effective from December 31, 2011. From January 1, 2012 Mr. Tzvika Shukhman was hired as an external consultant who provides Metalink with consulting services.

This agreement and the termination agreement have been duly approved by the Audit Committee and Board of Directors of the Company and the shareholders of the Company.
The key terms of the termination agreement were as follows: Promptly following the termination date, Mr. Shukhman received $290, as severance payment for the term of his employment. Mr. Shukhman was entitled to a special bonus equal to 12% of our gross profit on our DSL business during 2011, based on our audited financial statements for the year ended December 31, 2011. Promptly following the termination date, we paid $133 on account of such bonus. The Company cashed out 96 vacation days accumulated until December 31, 2011 by Mr. Shukhman (worth approximately $65). Mr. Shukhman was also entitled to (i) approximately $1.2 for recreation pay, and (ii) retain the Company's equipment for a 30-day period following the termination date, except that the Company's car was to be returned by March 31, 2012 and certain computer equipment that will be retained until termination of the Consulting Agreement. Mr. Shukhman released the Company from past claims (in his capacity as an employee).
The key terms of the consulting agreement: Starting January 1, 2012, Mr. Shukhman will provide us consulting services that will generally consist of his service as CEO of the Company ("CEO Services") and the provision of consulting services in relation to our DSL business ("DSL Services"). In consideration for his CEO Services, where he undertook to commit approximately 100 hours per quarter, Mr. Shukhman will be entitled to a monthly fee of $8.3, payable until the 30th business day following the end of each month of service. Notwithstanding the foregoing, if the parties agree to reduce the scope of the consulting services such that they shall not include the CEO Services but only DSL Services, then Mr. Shukhman shall not be entitled to said monthly fee.
In consideration for his DSL Services, Mr. Shukhman will be entitled, for each fiscal quarter during the term of the Consulting Agreement, to a quarterly bonus equal to 29% of our gross profit on our DSL business payable within 10 business days following the publication of the Company's unaudited financial statements for the applicable fiscal quarter (to the extent that the agreement expires during any fiscal quarter, he will receive a pro rata amount out of the bonus for that quarter, if any). In addition, he will be entitled to 50% of such bonuses for six (6) months following the termination of the Consulting Agreement by the Company, solely with respect to any invoice that was issued with respect to DSL products during the said six (6) months period. Mr. Shukhman will receive a one-time grant of options to purchase up to 100,000 ordinary shares of the Company, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options will vest in 24 equal monthly installments starting January 1, 2012; (iii) the vesting of all options is fully accelerated in a change of control transaction or if the Company terminates the Consulting Agreement for no cause; and (iv) all other terms and conditions in connection with the above options shall be as set forth in the Company's stock option plan. The Consulting Agreement will continue until terminated, among others, by either party upon 90 day prior written notice. Mr. Shukhman agreed to a non-compete and non-solicitation undertaking for 12 months following termination.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates in Preparation of Financial Statements
A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars
B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

Cash Equivalents
C.	Cash Equivalents
Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.
Allowance for doubtful accounts
D.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis. The Company maintains an allowance for doubtful accounts, which management believes adequately covers all anticipated losses in respect of trade receivables. As of December 31, 2012 and December 31, 2011 no amounts for doubtful accounts were required.

Inventories
E.	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined as follows:
Raw materials, components and finished products - on the moving average basis.
Work-in-process - based on actual manufacturing costs.

Property and Equipment
F.	Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment 3-7 years
Furniture and fixtures 10-15 years

The Company periodically assesses the recoverability of the carrying amount of property and equipment based on expected undiscounted cash flows. If an asset's carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 (formerly known as SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets").

Revenue Recognition
G.	Revenue Recognition

The Company recognizes revenue upon the shipment of its products to the customer provided that persuasive evidence of an arrangement exists, title has been transferred, the price is fixed, collection of resulting receivables is probable and there are no remaining significant obligations. The Company generally provides a warranty period for up to 12 months at no extra charge. No warranty provision has been recorded for any of the reported periods, since based on the past experience, such amounts have been insignificant.

Net Profit (Loss) Per Ordinary Share
H.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC 260-10 (formerly SFAS No. 128, "Earnings per Share") using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.

Stock-based compensation
I.	Stock-based compensation

The Company applies ASC 718-10 (formerly SFAS No. 123(R), "Share Based Payment"). The Company's net profit (loss) for the year ended December 31, 2012, 2011 and 2010 includes $0, $0 and $43 of compensation expenses related to the Company's share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2012, 2011 and 2010:

	2 0 1 2	2 0 1 1	2 0 1 0

Risk-free interest rate	0.84%	none	none
Expected life (in years)	2	none	none
Expected volatility	48.37%	none	none
Expected dividend yield	None	none	none
The Company determines the expected life used in fair valuation of newly granted awards, based on its past experience.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company's employee stock options. No adjustments to previous years assumptions have been made.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company's stock on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC 718-10-55-28. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

Equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services
J.	Equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services

The Company applies ASC 505-50 (formerly EITF 96-18), ("accounting for equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services"). The Company's compensation expenses related to the Company's equity-based compensation awards for the year ended December 2012, 2011 and 2010 were not material.

Concentrations of Credit Risk
K.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)
As of December 31, 2012, the Company had cash and cash equivalents that totaled to $5,378 all of which are deposited in a major Israeli financial institution. As of December 31, 2011, the Company had cash and cash equivalents that totaled to $5,321 all of which were deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.

(ii)	Most of the Company's revenues are generated in Asia and Europe from a few major customers (see Note 10). The Company generally does not require security from its customers.

Fair Value of Financial Instruments
L.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Estimated Useful Lives	Computers and equipment 3-7 years Furniture and fixtures 10-15 years
Summary of Option Fair Value Assumptions
	2 0 1 2	2 0 1 1	2 0 1 0

Risk-free interest rate	0.84%	none	none
Expected life (in years)	2	none	none
Expected volatility	48.37%	none	none
Expected dividend yield	None	none	none

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Finished products*	$112	$252
	$112	$252
*The inventory is presented as the lower price between the cost and the fair value (the selling price).

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
Vehicles	-	143
	$22	$165
Accumulated depreciation and amortization:
Computers and equipment	$14	$11
Furniture and fixtures	3	3
Vehicles	-	84
	$17	$98
Property and equipment, net	$5	$67

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Option and RSU Activity
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	-	-	2,165	0.3	143,814	57.0
Granted during year	112,500	-	-	-	-	-
Forfeited during year	-	-	(2,165)	0.3	(137,527)	59.6
Exercised during year	-	-	-	-	(4,122)	0.3

Outstanding at end of year	112,500	1.5	-	-	2,165	0.3

Options exercisable at end
of year	62,500	1.5	-	-	2,165	0.3

Weighted average fair
value of options & RSU granted
during year	$0.14		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		1.0

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Profits (Losses) from Continuing Operations

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Net profit (loss) as reported in the
statements of operations	$338	$747	$(21)
Statutory tax rate	25%	24%	25%
Income Tax under statutory tax rate	$84	$179	$(5)

Less valuation allowance	(84)	(179)	5

Actual income tax	$-	$-	$-

SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other Payables and Accrued Expenses
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Payroll and related amounts	$21	$204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20
	$310	$497

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Geographic Information

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Revenues:
Israel	-	$222	$359
Taiwan	$1,594	$1,828	$454
Other foreign countries	$52	-	-
	$1,646	$2,050	$813

	December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)
Long-lived assets:
Israel	$5	$67	$79
	$5	$67	$79

Sales to Major Customers
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Customer A	97%	89%	45%
Customer B	0%	11%	43%
Customer C	3%	0%	11%
Customer D	0%	0%	(* )
(*) Less than 10%.
Cost of Revenues

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	(in thousands)

Materials and production expenses	$506	$623	$61
Other manufacturing costs	36	46	36
	542	669	97
Royalties to the Government of Israel	53	48	12
	$595	$717	$109

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Maximum cash proceeds from sale of WLAN operation	$ 16,604
Cash from sale of WLAN operation	5,700	2,000			7,700
Repayment of loan		(3,750)			4,050
Potential maximum aggregate earn-out payments form sale of WLAN operation	$ 8,000

SIGNIFICANT ACCOUNTING POLICIES (Summary of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Computer and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	10 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	15 years

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Compensation expenses to employees related to the Company's equity-based compensation awards	$ 0	$ 0	$ 43,000
Cash and cash equivalents	$ 5,378,000	$ 5,321,000	$ 4,357,000	$ 2,273,000

SIGNIFICANT ACCOUNTING POLICIES (Summary of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.84%
Expected life (in years)	2 years
Expected volatility	48.37%
Expected dividend yield

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
INVENTORIES [Abstract]
Finished products	$ 112	[1]	$ 252	[1]
Inventory, net	$ 112		$ 252

[1]	The inventory is presented as the lower price between the cost and the fair value (the selling price).

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 22	$ 165
Accumulated depreciation and amortization:	17	98
Property and equipment, net	5	67
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	19	19
Accumulated depreciation and amortization:	14	11
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost:	3	3
Accumulated depreciation and amortization:	3	3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:		143
Accumulated depreciation and amortization:		$ 84

ACCRUED SEVERANCE PAY, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED SEVERANCE PAY, NET [Abstract]
Severance pay expenses	$ 0	$ 15,000	$ 52,000

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Total amount of grants received	$ 28,561,000	$ 28,561,000
Amount of claim filed against the company	100,000	347,000	347,000
Government of Israel [Member]
Commitments And Contingencies [Line Items]
Royalty expenses	53,000	48,000	12,000
Third Parties [Member]
Commitments And Contingencies [Line Items]
Royalty expenses	$ 0	$ 0	$ 23,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	100.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	150.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	4.50%

SHARE CAPITAL (Share Capital) (Details) (USD $)	1 Months Ended					6 Months Ended	39 Months Ended
	Feb. 28, 2010	Aug. 31, 2007	Apr. 30, 2005	Mar. 31, 2000	Dec. 31, 1999	Mar. 31, 2001	Dec. 31, 2003
SHARE CAPITAL [Abstract]
Stock issued during period, shares		3,200,000		1,500,000	4,600,000
Net proceeds from initial public offering					$ 49,838
Proceeds from issuance of stock				62,702
Stock repurchase program, number of shares authorized for repurchase						1,000,000
Stock repurchase program, authorized amount			10,000			10,000
Number of shares repurchased							898,500
Treasury stock acquired during the period, value							9,885
Equity issuance, price per share		$ 6
Fair value of warrants		$ 1,081,000
Stock split ratio	0.1

SHARE CAPITAL (Stock Options) (Details)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] Options granted prior to 2006 [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares authorized							10,142,433
Vesting period						24 months	0 years	3 years
Ordinary shares, par value per share				1	1
Shares granted	112,500					100,000	12,500		20,000
Granted						$ 1.5	$ 1.5

SHARE CAPITAL (Schedule of Stock Option and RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Options outstanding at beginning of year		2,165	143,814
Granted during year	112,500
Forfeited during year		(2,165)	(137,527)
Exercised during year			(4,122)
Options outstanding at end of year	112,500		2,165
Options exercisable at end of year	62,500		2,165
Weighted average fair value of options and RSU granted during year	$ 0.14
Forfeited average intrinsic value during period
Exercised average intrinsic value during period			$ 1
Weighted average exercise Price
Options outstanding at beginning of year		$ 0.3	$ 57
Granted during year
Forfeited during year		$ 0.3	$ 59.6
Exercised during year			$ 0.3
Options outstanding at end of year	$ 1.5		$ 0.3
Options exercisable at end of year	$ 1.5		$ 0.3

TAXES ON INCOME (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS	Dec. 31, 2012 Approved Enterprise [Member]	Dec. 31, 2012 Applicable on Dividends Paid [Member]
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	24.00%	24.00%	25.00%	25.00%	25.00%	25.00%
Income tax rate for the next year and thereafter	25.00%	25.00%
Tax loss carry forwards	$ 193,000	720,000	$ 189,000	721,000	$ 188,000	717,000

TAXES ON INCOME (Summary of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Net profit (loss) as reported in the consolidated statements of operations	$ 338	$ 747	$ (21)
Statutory tax rate	25.00%	24.00%	25.00%
Income Tax under statutory tax rate	84	179	(5)
Less valuation allowance	(84)	(179)	5
Actual income tax

SUPPLEMENTARY BALANCE SHEET INFORMATION (Other Payables and Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and Accrued Expenses, comprised as follows:
Payroll and related amounts	$ 21	$ 204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20
Other Payables and Accrued Expenses	$ 310	$ 497

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,646	$ 2,050	$ 813
Long-lived assets	5	67	79
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		222	359
Long-lived assets	5	67	79
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,594	1,828	454
Other Foreign Countires [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 52

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Sales to Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	97.00%	89.00%	45.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	11.00%	43.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	3.00%	0.00%	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	0.00%	0.00%	0.00%	[1]

[1]	Less than 10%.

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Materials and production expenses	$ 506	$ 623	$ 61
Other manufacturing costs	36	46	36
Costs and expenses	542	669	97
Royalties to the Government of Israel	53	48	12
Cost of revenues (Note 10)	$ 595	$ 717	$ 109

RELATED PARTIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Payroll and related amounts, related party	$ 100,000	$ 147,000	$ 334,000
Severance pay expenses	0	15,000	52,000
Mr. Tzvika Shukhman [Member]
Related Party Transaction [Line Items]
Severance pay expenses		290,000
Special bonus payment, as a percent of DSL profits		12.00%
One-time special bonus payment		133,000
Accrued vacation		65,000
Accrued recreation pay		1,200
CEO services, monthly fee	$ 8,300
Quarterly bonus, percent of DSL services gross profits	29.00%
Post employment, percent of bonus payable	50.00%
Number of securities called by warrants	100,000
Exercise price of warrants issued	1.5
Vesting period	24 months
Contract termination notice period	90 days
Length of non-compete agreement	12 months